OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2021	2020

Employees and related accruals	$3,299	$2,881
Accrued expenses	4,779	4,922

	$8,078	$7,803